Merger and Reverse Recapitalization	12 Months Ended
Dec. 31, 2021
Merger And Reverse Recapitalization [Abstract]
Merger and Reverse Recapitalization
Note 2. Merger and Reverse Recapitalization
Immediately prior to the Closing the following transactions occurred (prior to the Exchange Ratio discussed below):

•
all 17,918,211 shares of Legacy Markforged’s outstanding Series Seed convertible preferred stock were converted into an equivalent number of shares of Legacy Markforged common stock on a one-to-one
basis;

•
all 28,725,920 shares of Legacy Markforged’s outstanding Series A convertible preferred stock were converted into an equivalent number of shares of Legacy Markforged common stock on a one-to-one
basis;

•
all 34,391,480 shares of Legacy Markforged’s outstanding Series B convertible preferred stock were converted into an equivalent number of shares of Legacy Markforged common stock on a one-to-one
basis;

•
all 14,468,290 shares of Legacy Markforged’s outstanding Series C convertible preferred stock were converted into an equivalent number of shares of Legacy Markforged common stock on a one-to-one
basis; and

•
all 17,305,052 shares of Legacy Markforged’s outstanding Series D convertible preferred stock were converted into an equivalent number of shares of Legacy Markforged common stock on a one-to-one
basis.

At the Closing, eligible Legacy Markforged equity holders received or had the right to receive shares of the Company’s Common Stock, par value $0.0001 (“Common Stock”) at a deemed value of $10.00 per share after giving effect to the exchange ratio of approximately 0.9522514 as defined in the Merger Agreement (the “Exchange Ratio”). Accordingly, immediately following the consummation of the Merger, Legacy Markforged common stock (after giving effect to the conversion of convertible preferred stock to Legacy Markforged common stock and the impact of the Employee Transactions) exchanged into 143,795,504 shares of Common Stock, 18,434,577 shares were reserved for the issuance of Common Stock upon the potential future exercise of Legacy Markforged stock options that were exchanged into Markforged stock options, and 24,065,423 shares of Common Stock were reserved for the potential future issuance of stock options and restricted stock units and 16,066,667 shares of Common Stock and restricted stock units were reserved for the potential future issuance upon achievement of certain earnout conditions described in the Merger Agreement.
In connection with the execution of the Merger Agreement, AONE entered into separate subscription agreements (each a “Subscription Agreement”) with a number of investors (each a “New PIPE Investor”), pursuant to which the New PIPE Investors agreed to purchase, and AONE agreed to sell to the New PIPE Investors, an aggregate of 21,000,000 shares (“PIPE Shares”), of the Common Stock for a purchase price of $10.00 per share and an aggregate purchase price of $210.0 million, in a private placement pursuant to the subscription agreements (the “PIPE Financing”). The PIPE Financing closed simultaneously with the consummation of the Merger.
In connection with the Closing, and under the terms of the Sponsor Support Agreement entered into in connection with the execution of the Merger Agreement, 2,610,000 shares of the 5,220,000 shares of Common Stock held by the Sponsor after giving effect to the Domestication became subject to vesting conditions based on the achievement of certain market-based share price thresholds. These shares will be forfeited if certain price thresholds are not reached by the end of the five year period following the Closing. The Sponsor Earnout Shares will immediately vest in the event of a change of control or a liquidation of Markforged during the five year period following the Closing. As the Earnout Triggering Events have not yet been achieved, these issued and outstanding Sponsor Earnout Shares are treated as contingently recallable.

The number of shares of Common Stock issued immediately following the consummation of the Merger was as follows:

Shares
Common stock of one, outstanding prior to Merger (1)	26,875,000
Less redemption of one Class A shares subject to possible redemption	(6,418,667)

Common stock of one	20,456,333
Shares issued in PIPE	21,000,000

Merger and PIPE financing shares (2)	41,456,333
Legacy Markforged shares (3)	143,795,504

Total shares of common stock immediately after Merger	185,251,837

(1)	Includes AONE Class A shareholders 15,081,333, and AONE Class B shareholders 5,375,000
(2)	This includes 2,610,000 contingently forfeitable Sponsor Shares pending the occurrence of the Sponsor Earnout Triggering Event
(3)
The number of Legacy Markforged shares was determined from the 151,005,831 shares of Legacy Markforged common stock outstanding immediately prior to the closing of the Merger converted at the Exchange Ratio. All fractional shares were rounded down.

The Merger is accounted for as a reverse recapitalization under accounting principles generally accepted in the United States (“GAAP”). This determination is primarily based on Legacy Markforged stockholders comprising a relative majority of the voting power of Markforged and having the ability to nominate the members of the Board, Legacy Markforged’s operations prior to the acquisition comprising the only ongoing operations of Markforged, and Legacy Markforged’s senior management comprising a majority of the senior management of Markforged. Under this method of accounting, AONE is treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Markforged represent a continuation of the financial statements of Legacy Markforged with the Merger being treated as the equivalent of Markforged issuing stock for the net assets of AONE, accompanied by a recapitalization. The net assets of AONE are stated at historical costs, with no goodwill or other intangible assets recorded. Operations prior to the Merger are presented as those of Markforged. All periods prior to the Merger have been retrospectively adjusted using the Exchange Ratio for the equivalent number of shares outstanding immediately after the Merger to effect the reverse recapitalization. Additionally, upon the consummation of the Merger, the Company issued 41,456,333 shares of Common Stock for the previously issued AONE common stock and PIPE Shares that were outstanding at the Closing Date.
In connection with the Merger, the Company raised $360.9 million of proceeds including the contribution of $215.1 million of cash held in AONE’s trust account from its initial public offering, net of redemptions of AONE public stockholders of $64.2 million, and $210.0 million of cash in connection with the PIPE financing. The Company incurred $34.5 million of transaction costs, consisting of banking, legal, and other professional fees, of which $18.5 million were incurred by AONE and paid from AONE’s trust account at closing and $16.0 million incurred by Legacy Markforged. Of the total transaction costs, $2.0 million was recognized as an expense in the consolidated statements of operations as part of general and administrative expenses and the balance was a reduction to additional paid-in
capital.